CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS UNAUDITED - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Income Statement [Abstract]
NET LOSS	$ (998,576)	$ (8,805,668)	$ (19,915,940)	$ (18,375,506)
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation	742,383	(2,694,033)	(115,468)	(2,913,602)
COMPREHENSIVE LOSS	$ (256,193)	$ (11,499,701)	$ (20,031,408)	$ (21,289,108)